Accumulated Other Comprehensive Income Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 46	$ 46	$ 16	$ 84
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	8	38	(68)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(8)	(8)	0
Other Comprehensive Income (Loss), Net of Tax	0	30	(68)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	17	20	18	15
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	5	10	3
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(8)	(8)	0
Other Comprehensive Income (Loss), Net of Tax	(3)	2	3
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	3	0	0	0
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	3	0	0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0	0	0
Other Comprehensive Income (Loss), Net of Tax	3	0	0
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	26	26	(2)	69
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	0	28	(71)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0	0	0
Other Comprehensive Income (Loss), Net of Tax	$ 0	$ 28	$ (71)